Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	Yen in millions
	March 31,
	2022	2023

Cash and deposits	4,630,882	5,948,297
Negotiable certificate of deposit and other	1,482,773	1,568,669

Total	6,113,655	7,516,966